Property, plant and equipment - Accumulated depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ (1,691,336)
Balance, end of period	(1,925,056)	$ (1,691,336)
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	793,274	485,172
Depreciation	367,951	312,515
Asset disposal	255,053	4,413
Balance, end of period	906,172	793,274
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(63,240)
Balance, end of period	(35,249)	(63,240)
Furniture and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	112,176	83,408
Depreciation	27,991	28,768
Asset disposal	59,812
Balance, end of period	80,355	112,176
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(152,219)
Balance, end of period	(122,922)	(152,219)
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	30,884	5,291
Depreciation	29,297	25,593
Asset disposal	3,704
Balance, end of period	56,477	30,884
TMS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(1,475,877)
Balance, end of period	(1,766,885)	(1,475,877)
TMS devices | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	650,214	396,473
Depreciation	310,663	258,154
Asset disposal	191,537	4,413
Balance, end of period	$ 769,340	$ 650,214